As filed electronically with the Securities and Exchange Commission on May 19, 2011

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Registration No. 033-61810
Pre-Effective Amendment No.
Post-Effective Amendment No. 43

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-07674
Amendment No. 44

(Check appropriate box or boxes.)

Transamerica Partners Funds Group

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, FL 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.
☐	On [ ] pursuant to paragraph (a) (1) of Rule 485.
☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On [ ] pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Transamerica Partners Portfolios also executed this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933; and Transamerica Partners Funds Group has duly caused this Post-Effective Amendment No. 43 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the city of St. Petersburg, State of Florida, on the 19th day of May, 2011.

TRANSAMERICA PARTNERS FUNDS GROUP

By:	/s/ John K. Carter
John K. Carter
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 43 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John K. Carter	Chairperson, Trustee, President and	May 19, 2011
John K. Carter	Chief Executive Officer

/s/ Sandra N. Bane	Trustee	May 19, 2011
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	May 19, 2011
Leo J. Hill*

/s/ David W. Jennings	Trustee	May 19, 2011
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	May 19, 2011
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	May 19, 2011
Eugene M. Mannella*

/s/ Norman R. Nielsen	Trustee	May 19, 2011
Norman R. Nielsen*

/s/ Joyce G. Norden	Trustee	May 19, 2011
Joyce G. Norden*

/s/ Patricia Sawyer	Trustee	May 19, 2011
Patricia Sawyer*

/s/ John W. Waechter	Trustee	May 19, 2011
John W. Waechter*

/s/ Robert A. DeVault, Jr.	Vice President, Treasurer and	May 19, 2011
Robert A. DeVault, Jr.	Principal Financial Officer

* By:	/s/ Dennis P. Gallagher
	Dennis P. Gallagher**	May 19, 2011

**	Attorney-in-fact pursuant to powers of attorney as previously filed.

SIGNATURES

This Registration Statement contains certain disclosures regarding the S&P 500 Stock Master Portfolio (the “Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of the Transamerica Partners Funds Group (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on May 19, 2011. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO

S&P 500 INDEX MASTER PORTFOLIO

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer
(Chief Executive Officer)

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on May 19, 2011. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

/s/ John M. Perlowski	President and Chief Executive Officer	May 19, 2011
John M. Perlowski	(Chief Executive Officer)

/s/ Neal J. Andrews	Chief Financial Officer	May 19, 2011
Neal J. Andrews

/s/ Richard S. Davis	Trustee	May 19, 2011
Richard S. Davis*

/s/ Henry Gabbay	Trustee	May 19, 2011
Henry Gabbay*

/s/ David O. Beim	Trustee	May 19, 2011
David O. Beim*

/s/ Ronald W. Forbes	Trustee	May 19, 2011
Ronald W. Forbes*

/s/ Dr. Matina S. Horner	Trustee	May 19, 2011
Dr. Matina S. Horner*

/s/ Rodney D. Johnson	Trustee	May 19, 2011
Rodney D. Johnson*

/s/ Herbert I. London	Trustee	May 19, 2011
Herbert I. London*

/s/ Cynthia A. Montgomery	Trustee	May 19, 2011
Cynthia A. Montgomery*

/s/ Joseph P. Platt, Jr.	Trustee	May 19, 2011
Joseph P. Platt, Jr.*

/s/ Robert C. Robb, Jr.	Trustee	May 19, 2011
Robert C. Robb, Jr.*

/s/ Toby Rosenblatt	Trustee	May 19, 2011
Toby Rosenblatt*

/s/ Kenneth L. Urish	Trustee	May 19, 2011
Kenneth L. Urish*

/s/ Frederick W. Winter	Trustee	May 19, 2011
Frederick W. Winter*

* By:	/s/ Edward B. Baer
Edward B. Baer (Attorney-in-Fact)**

**	As Attorney-in-Fact pursuant to the power of attorney as filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Transamerica Partners Portfolios has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Transamerica Partners Funds Group to be signed on its behalf by the undersigned, thereunto duly authorized in the city of St. Petersburg and the state of Florida, on the 19th day of May 2011.

TRANSAMERICA PARTNERS PORTFOLIOS

By:	/s/ John K. Carter
John K. Carter
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A of Transamerica Partners Funds Group has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John K. Carter	Chairperson, Trustee, President and Chief Executive Officer	May 19, 2011
John K. Carter

/s/ Sandra N. Bane	Trustee	May 19, 2011
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	May 19, 2011
Leo J. Hill*

/s/ David W. Jennings	Trustee	May 19, 2011
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	May 19, 2011
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	May 19, 2011
Eugene M. Mannella*

/s/ Norman R. Nielsen	Trustee	May 19, 2011
Norman R. Nielsen*

/s/ Joyce G. Norden	Trustee	May 19, 2011
Joyce G. Norden*

/s/ Patricia L. Sawyer	Trustee	May 19, 2011
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	May 19, 2011
John W. Waechter*

/s/ Robert A. DeVault, Jr.	Vice President, Treasurer and Principal Financial Officer	May 19, 2011
Robert A. DeVault, Jr.

*By:	/s/ Dennis P. Gallagher
Dennis P. Gallagher**
	Secretary	May 19, 2011

**	Attorney-in-fact pursuant to powers of attorney previously filed.

PART C

WASHINGTON, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Post-Effective Amendment No. 43 to

Registration Statement on

Form N-1A

Transamerica Partners Funds Group

Registration No. 033-61810

EXHIBIT INDEX

Exhibits	Description of Exhibits

XBRL Instance Document	EX-101.INS

XBRL Taxonomy Calculation Linkbase Document	EX-101.CAL

XBRL Taxonomy Extension Definition Linkbase Document	EX-101.DEF

XBRL Taxonomy Extension Labels Linkbase Document	EX-101.LAB

XBRL Taxonomy Extension Schema Document	EX-101.SCH

XBRL Taxonomy Presentation Linkbase Document	EX-101.PRE